1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Warranty rollforward) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Warranty roll forward
Balance at beginning of period	$ 25,000	$ 25,000
Provision for warranty claims	11,917	2,006
Warranty claims incurred	(11,917)	(2,006)
Balance at end of period	$ 25,000	$ 25,000